Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets Held for Sale	$ 3,474	$ 50
Investments	47,478	43,202
Derivative instruments	1,701	974
Deferred borrowing costs	849	867
Advances to suppliers	1,406	2,328
Deferred acquistion costs	17	29
Other	3,819	3,961
Other Assets	30,868	30,541
Investments [Member]
Associated companies	16,752	17,353
Real estate	1,006	1,423
Assets Held for Sale	3,131	1,214
Cost method	566	1,462
Other investments	1,621	930
Investments	$ 23,076	$ 22,382